Segment Results	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT RESULTS
NOTE 6. SEGMENT RESULTS
Beginning with our first quarter 2018 Quarterly Report on Form 10-Q, the four reportable business segments in which we now operate are: (1) U.S. Branded - Specialty & Established Pharmaceuticals, (2) U.S. Branded - Sterile Injectables, (3) U.S. Generic Pharmaceuticals and (4) International Pharmaceuticals. Prior to that, the Company had three reportable segments: (1) U.S. Generic Pharmaceuticals, (2) U.S. Branded Pharmaceuticals and (3) International Pharmaceuticals. Our new U.S. Branded - Sterile Injectables segment consists of our sterile injectables product portfolio, which was previously part of our former U.S. Generic Pharmaceuticals segment. Our new U.S. Generic Pharmaceuticals segment represents the remainder of our former U.S. Generic Pharmaceuticals segment. Additionally, our former U.S. Branded Pharmaceuticals segment has been renamed “U.S. Branded - Specialty & Established Pharmaceuticals.” The information in this Note 6. Segment Results has been retrospectively adjusted to reflect this change in reportable segments.
Our segments reflect the level at which the chief operating decision maker regularly reviews financial information to assess performance and to make decisions about resources to be allocated. Each segment derives revenue from the sales or licensing of its respective products and is discussed in more detail below.
We evaluate segment performance based on each segment’s adjusted income from continuing operations before income tax, which we define as Loss from continuing operations before income tax and before certain upfront and milestone payments to partners; acquisition-related and integration items, including transaction costs, earn-out payments or adjustments, changes in the fair value of contingent consideration and bridge financing costs; cost reduction and integration-related initiatives such as separation benefits, retention payments, other exit costs and certain costs associated with integrating an acquired company’s operations; excess costs that will be eliminated pursuant to integration plans; asset impairment charges; amortization of intangible assets; inventory step-up recorded as part of our acquisitions; certain non-cash interest expense; litigation-related and other contingent matters; gains or losses from early termination of debt; foreign currency gains or losses on intercompany financing arrangements; and certain other items.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate unallocated costs.” Interest income and expense are also considered corporate items and not allocated to any of the Company’s segments. The Company’s consolidated adjusted income from continuing operations before income tax is equal to the combined results of each of its segments less these unallocated corporate items.
U.S. Branded - Specialty & Established Pharmaceuticals
Our U.S. Branded - Specialty & Established Pharmaceuticals segment includes a variety of branded prescription products to treat and manage conditions in urology, urologic oncology, endocrinology, pain and orthopedics. The products that are included in this segment include XIAFLEX®, SUPPRELIN® LA, TESTOPEL®, NASCOBAL® Nasal Spray, AVEED®, OPANA® ER, PERCOCET®, VOLTAREN® Gel, LIDODERM®, TESTIM® and FORTESTA® Gel, among others.
U.S. Branded - Sterile Injectables
Our U.S. Branded - Sterile Injectables segment consists primarily of branded sterile injectable products such as VASOSTRICT®, ADRENALIN® and APLISOL®, among others, and certain generic sterile injectable products, including ephedrine sulfate injection and neostigmine methylsulfate injection, among others.
U.S. Generic Pharmaceuticals
Our U.S. Generic Pharmaceuticals segment consists of a differentiated product portfolio including solid oral extended-release, solid oral immediate-release, abuse-deterrent products, liquids, semi-solids, patches, powders, ophthalmics and sprays and includes products in the pain management, urology, central nervous system disorders, immunosuppression, oncology, women’s health and cardiovascular disease markets, among others.
International Pharmaceuticals
Our International Pharmaceuticals segment includes a variety of specialty pharmaceutical products sold outside the U.S., primarily in Canada through our operating company Paladin Labs Inc. (Paladin). This segment’s key products serve growing therapeutic areas, including attention deficit hyperactivity disorder (ADHD), pain, women’s health and oncology. This segment also included: (i) our South African business, which was sold in July 2017 and consisted of Litha Healthcare Group Limited and certain assets acquired from Aspen Holdings in October 2015 and (ii) our Latin American business consisting of Grupo Farmacéutico Somar, S.A.P.I. de C.V. (Somar), which was sold in October 2017.
The following represents selected information for the Company’s reportable segments for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Net revenues to external customers:
U.S. Branded - Specialty & Established Pharmaceuticals	$957,525	$1,166,294	$1,284,607
U.S. Branded - Sterile Injectables	750,471	576,399	114,719
U.S. Generic Pharmaceuticals	1,530,530	1,988,214	1,557,697
International Pharmaceuticals (1)	230,332	279,367	311,695
Total net revenues to external customers	$3,468,858	$4,010,274	$3,268,718
Adjusted income from continuing operations before income tax:
U.S. Branded - Specialty & Established Pharmaceuticals	$485,515	$553,806	$694,440
U.S. Branded - Sterile Injectables	563,103	426,170	76,627
U.S. Generic Pharmaceuticals	501,249	653,309	665,140
International Pharmaceuticals	58,308	84,337	81,789
Total segment adjusted income from continuing operations before income tax	$1,608,175	$1,717,622	$1,517,996
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(1)
Revenues generated by our International Pharmaceuticals segment are primarily attributable to external customers located in Canada and, prior to the sale of Litha on July 3, 2017 and Somar on October 25, 2017, South Africa and Latin America.

There were no material revenues from external customers attributed to an individual country outside of the United States during the years ended December 31, 2017, 2016 and 2015. There were no material tangible long-lived assets in an individual country other than the United States as of December 31, 2017 or December 31, 2016.
The table below provides reconciliations of our consolidated Loss from continuing operations before income tax, which is determined in accordance with U.S. GAAP, to our total segment adjusted income from continuing operations before income tax for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Total consolidated loss from continuing operations before income tax	$(1,483,004)	$(3,923,856)	$(1,437,864)
Interest expense, net	488,228	452,679	373,214
Corporate unallocated costs (1)	165,298	189,043	171,242
Amortization of intangible assets	773,766	876,451	561,302
Inventory step-up and certain manufacturing costs that will be eliminated pursuant to integration plans	390	125,699	249,464
Upfront and milestone payments to partners	9,483	8,330	16,155
Separation benefits and other cost reduction initiatives (2)	212,448	107,491	125,407
Impact of VOLTAREN® Gel generic competition	—	(7,750)	—
Acceleration of Auxilium employee equity awards at closing	—	—	37,603
Certain litigation-related and other contingencies, net (3)	185,990	23,950	37,082
Asset impairment charges (4)	1,154,376	3,781,165	1,140,709
Acquisition-related and integration items (5)	58,086	87,601	105,250
Loss on extinguishment of debt	51,734	—	67,484
Costs associated with unused financing commitments	—	—	78,352
Other-than-temporary impairment of equity investment	—	—	18,869
Foreign currency impact related to the remeasurement of intercompany debt instruments	(1,403)	366	(25,121)
Other, net	(7,217)	(3,547)	(1,152)
Total segment adjusted income from continuing operations before income tax	$1,608,175	$1,717,622	$1,517,996
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(1)	Amounts include certain corporate overhead costs, such as headcount and facility expenses and certain other income and expenses.

(2)
Amounts primarily relate to employee separation costs of $53.0 million, $57.9 million and $60.2 million in 2017, 2016 and 2015, respectively. Other amounts in 2017 include accelerated depreciation of $123.7 million, charges to increase excess inventory reserves of $13.7 million and other charges of $22.0 million, each of which related primarily to the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative. Other amounts in 2016 primarily consist of charges to increase excess inventory reserves of $24.5 million and other restructuring costs of $25.1 million, consisting primarily of contract termination fees and building costs. Other amounts in 2015 primarily consist of $41.2 million of inventory write-offs and $13.3 million of building costs, including a $7.9 million charge recorded upon the cease use date of our Auxilium subsidiary’s former corporate headquarters. See Note 4. Restructuring for discussion of our material restructuring initiatives.

(3)	Amounts include adjustments for Litigation-related and other contingencies, net as further described in Note 14. Commitments and Contingencies.

(4)
Amounts primarily relate to charges to impair goodwill and intangible assets as further described in Note 10. Goodwill and Other Intangibles as well as charges to write down certain property, plant and equipment as further described in Note 4. Restructuring, Note 7. Fair Value Measurements and Note 9. Property, Plant and Equipment.

(5)
Amounts in 2017, 2016 and 2015 include costs directly associated with previous acquisitions of $8.1 million, $63.8 million and $170.9 million, respectively. In addition, in 2017 and 2016, there were charges due to changes in the fair value of contingent consideration of $49.9 million and $23.8 million, respectively. In 2015, there was a benefit due to changes in the fair value of contingent consideration of $65.6 million.

The following represents depreciation expense for our reportable segments for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
U.S. Branded - Specialty & Established Pharmaceuticals	$16,957	$16,294	$19,884
U.S. Branded - Sterile Injectables	8,411	9,023	2,333
U.S. Generic Pharmaceuticals	174,652	70,816	26,860
International Pharmaceuticals	3,332	2,557	3,147
Corporate unallocated	6,647	8,168	7,674
Total depreciation expense	$209,999	$106,858	$59,898
Asset information is not reviewed or included within our internal management reporting. Therefore, the Company has not disclosed asset information for each reportable segment.